Short-Term Bond Fund	07/01/2017 to 06/30/2018

ICA File Number: 811-03894
Registrant Name: T. Rowe Price Short-Term Bond Fund, Inc.
Reporting Period: 07/01/2017 - 06/30/2018

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3894

T. Rowe Price Short-Term Bond Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Ryan Nolan
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 5/31

Date of reporting period: 07/01/2017 to 06/30/2018

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Short-Term Bond Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 31, 2018

============================= Short-Term Bond Fund =============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================== Ultra Short-Term Bond Fund ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============================== END NPX REPORT =================================